Capital management	12 Months Ended
Dec. 31, 2019
Capital management
Capital management

Note 24. Capital management

Through clear understanding and managing of significant changes in external environment, related industry characteristics, and corporate growth plan, the Company manages its capital structure in a manner to ensure it has sufficient financial resources to fund its working capital needs, capital expenditures, research and development activities, dividend payments and other business requirements associated with its existing operations over the next 12 months.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2019. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	December 31,	December 31,
	2018	2019
	(in thousands)
Total liabilities	$394,391	387,237
Less: cash and cash equivalents	106,437	101,055
	$287,954	286,182
Equity attributable to owners of Himax Technologies, Inc.	$446,548	432,987